Investments in Joint Ventures and Associates - Additional Information (Detail) - GBP (£) £ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021	Aug. 03, 2021
Investments in associates and joint ventures [line items]
Percentage of voting equity interests acquired					40.00%
Investments in associates reported in separate financial statements		£ 6		£ 24	£ 10
Contingent consideration recognised as of acquisition date				£ 7
Penguin Random House [member]
Investments in associates and joint ventures [line items]
Proportion of sales of voting power held in associate	25.00%
Dividends received from joint ventures, classified as investing activities		£ 1	£ 64